EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	Long Beach Mortgage Company	8,180	$1,000,000,595	100%	8,180	$998,179,616	3949.45%	0	$0	0.000%	0	$0	0.000%	8,180	998,179,616	3949.45%	0	0	0.000%	0	$0	0.000%
TOTAL			8,180	$1,000,000,595	100%	8,180	$998,179,616	3949.45%	0	$0	0.000%	0	$0	0.000%	8,180	998,179,616	3949.45%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	Long Beach Mortgage Company	6,026	$725,466,489	100%	6,026	$727,271,905	2987.89%	0	$0	0.000%	0	$0	0.000%	6,026	727,271,905	2987.89%	0	0	0.000%	0	$0	0.000%
TOTAL			6,026	$725,466,489	100%	6,026	$727,271,905	2987.89%	0	$0	0.000%	0	$0	0.000%	6,026	727,271,905	2987.89%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	Long Beach Mortgage Company	10,243	$1,125,593,429	100%	10,243	$1,562,848,015	3003.93%	0	$0	0.000%	0	$0	0.000%	10,243	1,562,848,015	3003.93%	0	0	0.000%	0	$0	0.000%
TOTAL			10,243	$1,125,593,429	100%	10,243	$1,562,848,015	3003.93%	0	$0	0.000%	0	$0	0.000%	10,243	1,562,848,015	3003.93%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	Long Beach Mortgage Company	6,934	$1,001,006,146	100%	6,934	$1,002,663,069	2743.68%	0	$0	0.000%	0	$0	0.000%	6,934	1,002,663,069	2743.68%	0	0	0.000%	0	$0	0.000%
TOTAL			6,934	$1,001,006,146	100%	6,934	$1,002,663,069	2743.68%	0	$0	0.000%	0	$0	0.000%	6,934	1,002,663,069	2743.68%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	Long Beach Mortgage Company	14,231	$1,508,000,000	100%	14,231	$1,988,596,410	2676.90%	0	$0	0.000%	0	$0	0.000%	14,231	1,988,596,410	2676.90%	0	0	0.000%	0	$0	0.000%
TOTAL			14,231	$1,508,000,000	100%	14,231	$1,988,596,410	2676.90%	0	$0	0.000%	0	$0	0.000%	14,231	1,988,596,410	2676.90%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	Long Beach Mortgage Company	10,069	$1,609,714,899	100%	10,069	$1,583,325,148	2881.49%	0	$0	0.000%	0	$0	0.000%	10,069	1,583,325,148	2881.49%	0	0	0.000%	0	$0	0.000%
TOTAL			10,069	$1,609,714,899	100%	10,069	$1,583,325,148	2881.49%	0	$0	0.000%	0	$0	0.000%	10,069	1,583,325,148	2881.49%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	Long Beach Mortgage Company	6,742	$1,002,007,280	100%	6,741	$995,024,471	2831.53%	1	$0	0.008%	0	$0	0.000%	6,741	995,024,471	2831.53%	0	0	0.000%	0	$0	0.000%
TOTAL			6,742	$1,002,007,280	100%	6,741	$995,024,471	2831.53%	0	$0	0.008%	0	$0	0.000%	6,741	995,024,471	2831.53%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	Long Beach Mortgage Company	6,303	$1,000,000,612	100%	6,303	$980,215,854	1946.79%	0	$0	0.000%	0	$0	0.000%	6,303	980,215,854	1946.79%	0	0	0.000%	0	$0	0.000%
TOTAL			6,303	$1,000,000,612	100%	6,303	$980,215,854	1946.79%	0	$0	0.000%	0	$0	0.000%	6,303	980,215,854	1946.79%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	Long Beach Mortgage Company	12,382	$2,003,659,682	100%	12,382	$1,945,124,038	2302.84%	0	$0	0.000%	0	$0	0.000%	12,382	1,945,124,038	2302.84%	0	0	0.000%	0	$0	0.000%
TOTAL			12,382	$2,003,659,682	100%	12,382	$1,945,124,038	2302.84%	0	$0	0.000%	0	$0	0.000%	12,382	1,945,124,038	2302.84%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	Long Beach Mortgage Company	5,041	$927,853,522	100%	5,041	$900,011,532	1984.03%	0	$0	0.000%	0	$0	0.000%	5,041	900,011,532	1984.03%	0	0	0.000%	0	$0	0.000%
TOTAL			5,041	$927,853,522	100%	5,041	$900,011,532	1984.03%	0	$0	0.000%	0	$0	0.000%	5,041	900,011,532	1984.03%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	Long Beach Mortgage Company	4,188	$901,545,597	100%	4,188	$878,205,155	2011.01%	0	$0	0.000%	0	$0	0.000%	4,188	878,205,155	2011.01%	0	0	0.000%	0	$0	0.000%
TOTAL			4,188	$901,545,597	100%	4,188	$878,205,155	2011.01%	0	$0	0.000%	0	$0	0.000%	4,188	878,205,155	2011.01%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	Long Beach Mortgage Company	11,757	$2,209,103,240	100%	11,757	$2,134,768,627	1430.38%	0	$0	0.000%	0	$0	0.000%	11,757	2,134,768,627	1430.38%	0	0	0.000%	0	$0	0.000%
TOTAL			11,757	$2,209,103,240	100%	11,757	$2,134,768,627	1430.38%	0	$0	0.000%	0	$0	0.000%	11,757	2,134,768,627	1430.38%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	Long Beach Mortgage Company	23,364	$4,517,684,935	100%	23,364	$4,347,494,785	1287.11%	0	$0	0.000%	0	$0	0.000%	23,364	4,347,494,785	1287.11%	0	0	0.000%	0	$0	0.000%
TOTAL			23,364	$4,517,684,935	100%	23,364	$4,347,494,785	1287.11%	0	$0	0.000%	0	$0	0.000%	23,364	4,347,494,785	1287.11%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	Long Beach Mortgage Company	8,194	$1,523,305,466	100%	8,194	$1,473,311,909	1132.65%	0	$0	0.000%	0	$0	0.000%	8,194	1,473,311,909	1132.65%	0	0	0.000%	0	$0	0.000%
TOTAL			8,194	$1,523,305,466	100%	8,194	$1,473,311,909	1132.65%	0	$0	0.000%	0	$0	0.000%	8,194	1,473,311,909	1132.65%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	Long Beach Mortgage Company	9,976	$2,002,830,254	100%	9,976	$1,937,725,441	1072.34%	0	$0	0.000%	0	$0	0.000%	9,976	1,937,725,441	1072.34%	0	0	0.000%	0	$0	0.000%
TOTAL			9,976	$2,002,830,254	100%	9,976	$1,937,725,441	1072.34%	0	$0	0.000%	0	$0	0.000%	9,976	1,937,725,441	1072.34%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	Long Beach Mortgage Company	13,221	$2,724,537,099	100%	13,221	$2,659,170,805	1160.81%	0	$0	0.000%	0	$0	0.000%	13,221	2,659,170,805	1160.81%	0	0	0.000%	0	$0	0.000%
TOTAL			13,221	$2,724,537,099	100%	13,221	$2,659,170,805	1160.81%	0	$0	0.000%	0	$0	0.000%	13,221	2,659,170,805	1160.81%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	Long Beach Mortgage Company	5,052	$1,016,304,261	100%	5,052	$989,860,502	1008.28%	0	$0	0.000%	0	$0	0.000%	5,052	989,860,502	1008.28%	0	0	0.000%	0	$0	0.000%
TOTAL			5,052	$1,016,304,261	100%	5,052	$989,860,502	1008.28%	0	$0	0.000%	0	$0	0.000%	5,052	989,860,502	1008.28%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	Long Beach Mortgage Company	5,638	$1,105,106,536	100%	5,638	$1,082,589,805	1119.90%	0	$0	0.000%	0	$0	0.000%	5,638	1,082,589,805	1119.90%	0	0	0.000%	0	$0	0.000%
TOTAL			5,638	$1,105,106,536	100%	5,638	$1,082,589,805	1119.90%	0	$0	0.000%	0	$0	0.000%	5,638	1,082,589,805	1119.90%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	Long Beach Mortgage Company	17,236	$3,514,417,933	100%	17,236	$3,444,526,649	1018.92%	0	$0	0.000%	0	$0	0.000%	17,236	3,444,526,649	1018.92%	0	0	0.000%	0	$0	0.000%
TOTAL			17,236	$3,514,417,933	100%	17,236	$3,444,526,649	1018.92%	0	$0	0.000%	0	$0	0.000%	17,236	3,444,526,649	1018.92%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	Long Beach Mortgage Company	12,935	$2,504,784,085	100%	12,935	$2,459,839,862	958.50%	0	$0	0.000%	0	$0	0.000%	12,935	2,459,839,862	958.50%	0	0	0.000%	0	$0	0.000%
TOTAL			12,935	$2,504,784,085	100%	12,935	$2,459,839,862	958.50%	0	$0	0.000%	0	$0	0.000%	12,935	2,459,839,862	958.50%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	Long Beach Mortgage Company	5,937	$1,529,015,326	100%	5,937	$1,505,681,220	723.57%	0	$0	0.000%	0	$0	0.000%	5,937	1,505,681,220	723.57%	0	0	0.000%	0	$0	0.000%
TOTAL			5,937	$1,529,015,326	100%	5,937	$1,505,681,220	723.57%	0	$0	0.000%	0	$0	0.000%	5,937	1,505,681,220	723.57%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	Long Beach Mortgage Company	16,094	$2,974,479,513	100%	16,094	$2,926,594,347	914.50%	0	$0	0.000%	0	$0	0.000%	16,094	2,926,594,347	914.50%	0	0	0.000%	0	$0	0.000%
TOTAL			16,094	$2,974,479,513	100%	16,094	$2,926,594,347	914.50%	0	$0	0.000%	0	$0	0.000%	16,094	2,926,594,347	914.50%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	Long Beach Mortgage Company	14,075	$2,761,008,899	100%	14,075	$2,708,886,707	706.53%	0	$0	0.000%	0	$0	0.000%	14,075	2,708,886,707	706.53%	0	0	0.000%	0	$0	0.000%
TOTAL			14,075	$2,761,008,899	100%	14,075	$2,708,886,707	706.53%	0	$0	0.000%	0	$0	0.000%	14,075	2,708,886,707	706.53%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	Long Beach Mortgage Company	9,604	$2,194,745,157	100%	9,604	$2,158,086,266	595.24%	0	$0	0.000%	0	$0	0.000%	9,604	2,158,086,266	595.24%	0	0	0.000%	0	$0	0.000%
TOTAL			9,604	$2,194,745,157	100%	9,604	$2,158,086,266	595.24%	0	$0	0.000%	0	$0	0.000%	9,604	2,158,086,266	595.24%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	Long Beach Mortgage Company	11,375	$2,501,866,736	100%	11,375	$2,466,746,286	478.80%	0	$0	0.000%	0	$0	0.000%	11,375	2,466,746,286	478.80%	0	0	0.000%	0	$0	0.000%
TOTAL			11,375	$2,501,866,736	100%	11,375	$2,466,746,286	478.80%	0	$0	0.000%	0	$0	0.000%	11,375	2,466,746,286	478.80%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	Long Beach Mortgage Company	14,914	$3,006,587,525	100%	14,914	$1,011,578,013	284.28%	0	$0	0.000%	0	$0	0.000%	14,914	1,011,578,013	284.28%	0	0	0.000%	0	$0	0.000%
TOTAL			14,914	$3,006,587,525	100%	14,914	$1,011,578,013	284.28%	0	$0	0.000%	0	$0	0.000%	14,914	1,011,578,013	284.28%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	Long Beach Mortgage Company	8,177	$1,750,539,307	100%	8,177	$1,496,949,013	271.54%	0	$0	0.000%	0	$0	0.000%	8,177	1,496,949,013	271.54%	0	0	0.000%	0	$0	0.000%
TOTAL			8,177	$1,750,539,307	100%	8,177	$1,496,949,013	271.54%	0	$0	0.000%	0	$0	0.000%	8,177	1,496,949,013	271.54%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	Long Beach Mortgage Company	9,947	$1,923,931,222	100%	9,947	$2,965,682,004	497.88%	0	$0	0.000%	0	$0	0.000%	9,947	2,965,682,004	497.88%	0	0	0.000%	0	$0	0.000%
TOTAL			9,947	$1,923,931,222	100%	9,947	$2,965,682,004	497.88%	0	$0	0.000%	0	$0	0.000%	9,947	2,965,682,004	497.88%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	Long Beach Mortgage Company	9,595	$1,925,965,129	100%	9,595	$1,729,753,628	460.84%	0	$0	0.000%	0	$0	0.000%	9,595	1,729,753,628	460.84%	0	0	0.000%	0	$0	0.000%
TOTAL			9,595	$1,925,965,129	100%	9,595	$1,729,753,628	460.84%	0	$0	0.000%	0	$0	0.000%	9,595	1,729,753,628	460.84%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	Long Beach Mortgage, a division of Washington Mutual Bank	7,973	$1,696,308,794	100%	7,973	$1,896,904,894	434.89%	0	$0	0.000%	0	$0	0.000%	7,973	1,896,904,894	434.89%	0	0	0.000%	0	$0	0.000%
TOTAL			7,973	$1,696,308,794	100%	7,973	$1,896,904,894	434.89%	0	$0	0.000%	0	$0	0.000%	7,973	1,896,904,894	434.89%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	Long Beach Mortgage, a division of Washington Mutual Bank	7,648	$1,632,830,233	100%	7,648	$1,894,370,494	378.46%	0	$0	0.000%	0	$0	0.000%	7,648	1,894,370,494	378.46%	1	122,034	0.024%	0	$0	0.000%
TOTAL			7,648	$1,632,830,233	100%	7,648	$1,894,370,494	378.46%	0	$0	0.000%	0	$0	0.000%	7,648	1,894,370,494	378.46%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	Long Beach Mortgage, a division of Washington Mutual Bank	6,646	$1,418,910,068	100%	6,646	$1,669,037,188	360.48%	0	$0	0.000%	0	$0	0.000%	6,646	1,669,037,188	360.48%	0	0	0.000%	0	$0	0.000%
TOTAL			6,646	$1,418,910,068	100%	6,646	$1,669,037,188	360.48%	0	$0	0.000%	0	$0	0.000%	6,646	1,669,037,188	360.48%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	Long Beach Mortgage, a division of Washington Mutual Bank	7,173	$1,563,345,085	100%	7,173	$1,599,745,211	311.09%	0	$0	0.000%	0	$0	0.000%	7,173	1,599,745,211	311.09%	0	0	0.000%	0	$0	0.000%
TOTAL			7,173	$1,563,345,085	100%	7,173	$1,599,745,211	311.09%	0	$0	0.000%	0	$0	0.000%	7,173	1,599,745,211	311.09%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	Long Beach Mortgage, a division of Washington Mutual Bank	4,841	$1,033,338,946	100%	4,841	$1,391,145,587	333.55%	0	$0	0.000%	0	$0	0.000%	4,841	1,391,145,587	333.55%	0	0	0.000%	0	$0	0.000%
TOTAL			4,841	$1,033,338,946	100%	4,841	$1,391,145,587	333.55%	0	$0	0.000%	0	$0	0.000%	4,841	1,391,145,587	333.55%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	Long Beach Mortgage, a division of Washington Mutual Bank	6,608	$1,532,272,816	100%	6,608	$1,534,504,441	304.59%	0	$0	0.000%	0	$0	0.000%	6,608	1,534,504,441	304.59%	0	0	0.000%	0	$0	0.000%
TOTAL			6,608	$1,532,272,816	100%	6,608	$1,534,504,441	304.59%	0	$0	0.000%	0	$0	0.000%	6,608	1,534,504,441	304.59%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	Long Beach Mortgage Company	8,568	$533,687,570	100%	8,568	$526,099,042	2164.09%	0	$0	0.000%	0	$0	0.000%	8,568	526,099,042	2164.09%	0	0	0.000%	0	$0	0.000%
TOTAL			8,568	$533,687,570	100%	8,568	$526,099,042	2164.09%	0	$0	0.000%	0	$0	0.000%	8,568	526,099,042	2164.09%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	Long Beach Mortgage Company	9,169	$1,907,889,166	100%	9,169	$1,865,188,147	569.88%	0	$0	0.000%	0	$0	0.000%	9,169	1,865,188,147	569.88%	0	0	0.000%	0	$0	0.000%
TOTAL			9,169	$1,907,889,166	100%	9,169	$1,865,188,147	569.88%	0	$0	0.000%	0	$0	0.000%	9,169	1,865,188,147	569.88%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	Long Beach Mortgage Company	10,374	$1,912,302,287	100%	10,374	$1,877,953,520	582.00%	0	$0	0.000%	0	$0	0.000%	10,374	1,877,953,520	582.00%	0	0	0.000%	0	$0	0.000%
TOTAL			10,374	$1,912,302,287	100%	10,374	$1,877,953,520	582.00%	0	$0	0.000%	0	$0	0.000%	10,374	1,877,953,520	582.00%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	Long Beach Mortgage Company	10,974	$1,921,482,693	100%	10,974	$1,887,607,630	592.97%	0	$0	0.000%	0	$0	0.000%	10,974	1,887,607,630	592.97%	0	0	0.000%	0	$0	0.000%
TOTAL			10,974	$1,921,482,693	100%	10,974	$1,887,607,630	592.97%	0	$0	0.000%	0	$0	0.000%	10,974	1,887,607,630	592.97%	0	0	0.000%	0	$0	0.000%
GRAND TOTAL			377,404	$69,643,428,532	100%	377,403	$69,203,267,236	703.45%	0	$0	0.00000%	0	$0	0.000%	377,403	69,203,267,236	703.45%	0	$122,034	0.001%	0	$0	0.000%

(1) We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a Securitizer and that are not covered by a filing to be made by an affiliated Securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party and the Securitizer makes no representation as to the accuracy of the information required by this Form ABS-15G and Rule 15Ga-1.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer.